Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 280	$ 10,979	$ (17,508)	$ (6,249)
Beginning balance, shares at Dec. 31, 2019	103,573,795
Issuance of ordinary shares as consideration for obtain control over affiliated company	$ 193	5,891		6,084
Issuance of ordinary shares as consideration to obtain control over affiliated company, shares	67,599,796
Partial conversion of convertible bridge loans into ordinary shares	$ 185	4,492		4,677
Partial conversion of convertible bridge loans into ordinary shares, shares	64,630,113
Classification of derivative warrants liability into equity as result of partial conversion of convertible bridge loans into ordinary shares		651		651
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions	$ 5	562		567
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions, shares	1,688,415
Issuance of ordinary shares as commitment shares in exchange for equity line granted	$ 16	466		482
Issuance of ordinary shares as commitment shares in exchange for equity line granted, shares	5,812,500
Issuance of ordinary shares and stock warrants to lenders upon convertible bridge loans transactions	$ 27	1,192		1,219
Issuance of ordinary shares and stock warrants to lenders upon convertible bridge loans transactions, shares	9,333,333
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility	$ 10	305		315
Issuance of ordinary shares as commitment shares in exchange for receivables financing facility, shares	3,500,000
Exercise of warrants into ordinary shares on cashless basis	$ 1	(1)
Exercise of warrants into ordinary shares on cashless basis, shares	475,411
Issuance of ordinary shares through equity line	$ 93	2,246		2,339
Issuance of ordinary shares through equity line, shares	32,747,579
Issuance of units consist of ordinary shares (or fixed number of shares to be issued) and warrants	$ 3	27		30
Issuance of units consist of ordinary shares (or fixed number of shares to be issued) and warrants, shares	1,000,000
Amount related to fixed number of ordinary shares to be issued as contingent consideration		1,050		1,050
Issuance of ordinary shares as partial settlement of financial liability	$ 42	975		1,017
Issuance of ordinary shares as partial settlement of financial liability, shares	14,550,000
Commitment for issuance of fixed number of ordinary shares to service providers		1,172		1,172
Commitment for issuance of fixed number of ordinary shares to officers and directors		624		624
Issuance of ordinary shares to service providers	$ 40	720		760
Issuance of ordinary shares to service providers, shares	11,864,001
Issuance of ordinary shares for call options to acquire potential acquire	$ 139	2,861		3,000
Issuance of ordinary shares for call options to acquire potential acquire, shares	48,708,185
Issuance of ordinary shares upon establishment of entities accounted for under equity method	$ 25	943		968
Issuance of ordinary shares upon establishment of entities accounted for under equity method, shares	10,852,674
Stock-based compensation to employees and directors		56		56
Net loss for the period			(29,773)	(29,773)
Ending balance, value at Dec. 31, 2020	$ 1,059	35,211	(47,281)	(11,011)
Ending balance, shares at Dec. 31, 2020	376,335,802
Partial conversion of convertible bridge loans into ordinary shares	$ 409	6,461		6,870
Partial conversion of convertible bridge loans into ordinary shares, shares	134,358,817
Stock-based compensation to employees and directors		169		169
Net loss for the period			(17,557)	(17,557)
Issuance of ordinary shares as settlement of previous commitments	$ 8	(8)
Issuance of ordinary shares as settlement of previous commitment, shares	2,500,000
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction	$ 6	82		88
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction, shares	2,000,000
Issuance of stock warrants as part of convertible bridge loan received		792		792
Issuance of ordinary shares in exchange for equity line received	$ 16	239		255
Issuance of ordinary shares in exchange for equity line received, shares	5,229,809
Issuance of ordinary shares as collateral for loan repayment	$ 61	809		870
Issuance of ordinary shares as collateral for loan repayment, shares	20,000,000
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers	$ 36	30		66
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers, shares	11,921,053
Ending balance, value at Mar. 31, 2021	$ 1,595	43,785	(64,838)	(19,458)
Ending balance, shares at Mar. 31, 2021	552,345,481
Beginning balance, value at Dec. 31, 2020	$ 1,059	35,211	(47,281)	(11,011)
Beginning balance, shares at Dec. 31, 2020	376,335,802
Partial conversion of convertible bridge loans into ordinary shares	$ 1,511	18,584		20,095
Partial conversion of convertible bridge loans into ordinary shares, shares	487,822,015
Issuance of ordinary shares as commitment shares in exchange for equity line granted
Stock-based compensation to employees and directors		645		645
Net loss for the period			(43,314)	(43,314)
Issuance of ordinary shares as settlement of previous commitments	$ 8	(8)
Issuance of ordinary shares as settlement of previous commitment, shares	2,500,000
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction	$ 6	82		88
Issuance of ordinary shares upon modification of terms relating to convertible straight loan transaction, shares	2,000,000
Issuance of stock warrants as part of convertible bridge loan received		5,422		5,422
Issuance of ordinary shares in exchange for equity line received	$ 16	239		255
Issuance of ordinary shares in exchange for equity line received, shares	5,229,809
Issuance of ordinary shares as collateral for loan repayment	$ 61	809		870
Issuance of ordinary shares as collateral for loan repayment, shares	20,000,000
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers	$ 45	107		152
Issuance of ordinary shares or commitment for issuance of fixed number of ordinary shares to service providers, shares	14,921,053
Commitment to issue shares in acquisition of subsidiary		1,699		1,699
Issuance of shares in acquisition of subsidiary	$ 80	(80)
Issuance of shares in acquisition of subsidiary, shares	25,862,069
Issuance of ordinary shares as part of joint ventures agreements	$ 122	328		450
Issuance of ordinary shares as part of joint ventures agreements, shares	39,473,684
Share based compensation for service providers	$ 5	432		437
Share based compensation for service providers, shares	1,500,000
Ending balance, value at Dec. 31, 2021	$ 2,913	63,470	(90,595)	(24,212)
Ending balance, shares at Dec. 31, 2021	975,644,432
Partial conversion of convertible bridge loans into ordinary shares	$ 305	2,962		3,267
Partial conversion of convertible bridge loans into ordinary shares, shares	97,611,464
Issuance of ordinary shares to service providers	$ 4	707		711
Issuance of ordinary shares to service providers, shares	1,500,000
Stock-based compensation to employees and directors		857		857
Net loss for the period			(7,588)	(7,588)
Partial conversion of convertible loans into ordinary shares	$ 152	1,652		1,804
Partial conversion of convertible loans into ordinary shares, shares	49,620,690
Conversion of warrants into ordinary shares	$ 49	(49)
Conversion of warrants into ordinary shares, shares	16,000,000
Ending balance, value at Mar. 31, 2022	$ 3,423	$ 69,599	$ (98,183)	$ (25,161)
Ending balance, shares at Mar. 31, 2022	1,140,376,586